T. ROWE PRICE Dividend Growth Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.6%
COMMUNICATION SERVICES  1.1%
Wireless Telecommunication Services  1.1%
T-Mobile U.S.  1,387,900 286,407
Total Communication Services 286,407
CONSUMER DISCRETIONARY  6.5%
Hotels, Restaurants & Leisure  3.0%
Hilton Worldwide Holdings  1,355,203 312,374
Marriott International, Class A  280,053 69,621
McDonald's  870,275 265,008
Yum! Brands  1,030,561 143,980
790,983
Specialty Retail  3.1%
Home Depot  888,975 360,213
Ross Stores  2,251,484 338,871
Tractor Supply (1) 400,060 116,389
815,473
Textiles, Apparel & Luxury Goods  0.4%
NIKE, Class B  1,176,699 104,020
104,020
Total Consumer Discretionary 1,710,476
CONSUMER STAPLES  8.5%
Beverages  2.3%
Coca-Cola  4,849,221 348,465
Constellation Brands, Class A  258,555 66,627
PepsiCo  1,085,779 184,637
599,729
Consumer Staples Distribution & Retail  2.7%
Costco Wholesale  162,729 144,262
Dollar General  873,003 73,830
Target  863,500 134,585
Walmart  4,476,564 361,483
714,160
Food Products  0.8%
Mondelez International, Class A  2,968,751 218,708
218,708

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Household Products  1.0%
Colgate-Palmolive  2,539,386 263,614
263,614
Personal Care Products  1.0%
Kenvue  11,300,853 261,389
261,389
Tobacco  0.7%
Philip Morris International  1,587,700 192,747
192,747
Total Consumer Staples 2,250,347
ENERGY  4.5%
Energy Equipment & Services  0.8%
Schlumberger  4,981,600 208,978
208,978
Oil, Gas & Consumable Fuels  3.7%
ConocoPhillips  1,825,100 192,146
EOG Resources  1,303,459 160,234
EQT  4,092,400 149,946
Exxon Mobil  2,909,808 341,088
Williams  2,466,700 112,605
956,019
Total Energy 1,164,997
FINANCIALS  16.5%
Banks  3.9%
Bank of America  8,171,397 324,241
JPMorgan Chase  2,575,148 542,996
Wells Fargo  2,611,506 147,524
1,014,761
Capital Markets  3.0%
Charles Schwab  3,773,846 244,583
Goldman Sachs Group  290,450 143,805
Morgan Stanley  2,420,509 252,314
S&P Global  293,352 151,551
792,253
Consumer Finance  1.3%
American Express  1,215,574 329,664
329,664

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Financial Services  2.2%
Visa, Class A  2,032,139 558,737
558,737
Insurance  6.1%
Aon, Class A  291,147 100,734
Chubb  1,879,922 542,151
Hartford Financial Services Group  1,724,670 202,838
Marsh & McLennan  2,006,585 447,649
Progressive  1,121,438 284,576
1,577,948
Total Financials 4,273,363
HEALTH CARE  15.7%
Biotechnology  1.0%
AbbVie  1,338,301 264,288
264,288
Health Care Equipment & Supplies  2.7%
Becton Dickinson & Company  1,123,192 270,802
GE HealthCare Technologies  1,668,639 156,602
Stryker  757,732 273,738
701,142
Health Care Providers & Services  4.5%
Cigna Group  413,535 143,265
Elevance Health  442,733 230,221
McKesson  580,890 287,204
UnitedHealth Group  850,189 497,088
1,157,778
Life Sciences Tools & Services  3.4%
Agilent Technologies  1,128,436 167,550
Danaher  1,068,193 296,979
Thermo Fisher Scientific  694,529 429,615
894,144
Pharmaceuticals  4.1%
AstraZeneca, ADR  3,950,744 307,802
Eli Lilly  535,340 474,279
Johnson & Johnson  767,047 124,308
Zoetis  851,021 166,273
1,072,662
Total Health Care 4,090,014

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  16.8%
Aerospace & Defense  4.2%
General Electric  2,809,132 529,746
Howmet Aerospace  3,160,271 316,817
Northrop Grumman  460,068 242,948
1,089,511
Building Products  0.7%
Trane Technologies  479,924 186,561
186,561
Commercial Services & Supplies  1.0%
Waste Connections  1,490,272 266,490
266,490
Electrical Equipment  2.0%
AMETEK  287,324 49,336
GE Vernova (2) 643,958 164,197
Rockwell Automation  465,100 124,861
Schneider Electric (EUR)  724,676 191,030
529,424
Ground Transportation  2.2%
CSX  4,241,500 146,459
Old Dominion Freight Line  869,950 172,807
Union Pacific  1,013,254 249,747
569,013
Industrial Conglomerates  2.5%
Honeywell International  1,356,950 280,495
Roper Technologies  646,557 359,770
640,265
Machinery  2.2%
Cummins  233,999 75,767
Deere  279,300 116,560
Illinois Tool Works  347,890 91,171
Otis Worldwide  1,156,073 120,162
Stanley Black & Decker  1,048,494 115,471
Toro (1) 645,300 55,967
575,098
Professional Services  2.0%
Automatic Data Processing  505,300 139,831
Broadridge Financial Solutions  1,227,666 263,985

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Equifax  369,410 108,555
512,371
Total Industrials & Business Services 4,368,733
INFORMATION TECHNOLOGY  19.4%
Electronic Equipment, Instruments & Components  2.0%
Amphenol, Class A  4,545,356 296,175
TE Connectivity  1,472,564 222,343
518,518
IT Services  1.3%
Accenture, Class A  974,090 344,321
344,321
Semiconductors & Semiconductor Equipment  5.1%
Analog Devices  1,126,300 259,241
Applied Materials  1,270,529 256,710
KLA  487,764 377,729
Microchip Technology  1,829,509 146,891
QUALCOMM  749,248 127,410
Texas Instruments  778,588 160,833
1,328,814
Software  6.0%
Microsoft  3,634,205 1,563,798
1,563,798
Technology Hardware, Storage & Peripherals  5.0%
Apple  5,603,639 1,305,648
1,305,648
Total Information Technology 5,061,099
MATERIALS  3.4%
Chemicals  2.4%
Linde  706,821 337,055
RPM International  573,446 69,387
Sherwin-Williams  593,289 226,440
632,882
Containers & Packaging  1.0%
Avery Dennison  911,130 201,141
Ball  974,051 66,148
267,289
Total Materials 900,171

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE  2.3%
Industrial Real Estate Investment Trusts  0.4%
Rexford Industrial Realty, REIT  1,897,701 95,473
95,473
Residential Real Estate Investment Trusts  1.0%
Equity Residential, REIT  3,614,790 269,157
269,157
Specialized Real Estate Investment Trusts  0.9%
American Tower, REIT  974,485 226,626
226,626
Total Real Estate 591,256
UTILITIES  2.9%
Electric Utilities  0.7%
NextEra Energy  2,008,778 169,802
169,802
Gas Utilities  0.6%
Atmos Energy (1) 1,144,583 158,765
158,765
Multi-Utilities  1.6%
Ameren  2,603,915 227,739
CMS Energy  2,637,041 186,254
413,993
Total Utilities 742,560
Total Common Stocks (Cost $11,893,400) 25,439,423
PREFERRED STOCKS  0.1%
CONSUMER DISCRETIONARY  0.1%
Automobiles  0.1%
Dr. Ing. h.c. F. Porsche (EUR) (1) 358,267 28,630
Total Consumer Discretionary 28,630
Total Preferred Stocks (Cost $28,867) 28,630
SHORT-TERM INVESTMENTS  2.3%
Money Market Funds  2.3%
T. Rowe Price Government Reserve Fund, 4.97% (3)(4) 596,174,847 596,175
Total Short-Term Investments (Cost $596,175) 596,175

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.97% (3)(4) 6,059,050 6,059
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 6,059
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 4.97% (3)(4) 78,175,246 78,175
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 78,175
Total Securities Lending Collateral (Cost $84,234) 84,234
Total Investments in Securities  100.3%
(Cost $12,602,676) $ 26,148,462
Other Assets Less Liabilities (0.3)% (72,605)
Net Assets 100.0% $ 26,075,857
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at September 30, 2024.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Dividend Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ — $ — $ 24,437++
Totals $ —# $ — $ 24,437+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 776,993  ¤  ¤ $ 680,409
Total $ 680,409^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $24,437 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $680,409.

T. ROWE PRICE Dividend Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Dividend Growth Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Dividend Growth Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Dividend Growth Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Dividend Growth Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F58-054Q3 09/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 25,248,393 $ 191,030 $ — $ 25,439,423
Preferred Stocks — 28,630 — 28,630
Short-Term Investments 596,175 — — 596,175
Securities Lending Collateral 84,234 — — 84,234
Total $ 25,928,802 $ 219,660 $ — $ 26,148,462